Putnam Mortgage Securities Fund
The fund's portfolio
12/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (131.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (27.9%)
Government National Mortgage Association Adjustable Rate Mortgages (US Treasury Yield Curve Rate + 1.50%), 3.625%, 7/20/26	$1,704	$1,672
Government National Mortgage Association Pass-Through Certificates
6.00%, TBA, 1/1/54	3,000,000	3,049,059
6.00%, 1/15/29	1	1
5.50%, TBA, 1/1/54	12,000,000	12,074,444
5.50%, 8/15/35	95	97
5.00%, TBA, 1/1/54	5,000,000	4,969,640
4.50%, TBA, 1/1/54	12,000,000	11,715,220
4.00%, TBA, 1/1/54	17,000,000	16,240,625
3.50%, TBA, 1/1/54	14,000,000	13,040,135
3.00%, TBA, 1/1/54	19,000,000	17,213,400
2.50%, TBA, 1/1/54	24,000,000	21,023,251
2.00%, TBA, 1/1/54	23,000,000	19,478,978

		118,806,522
U.S. Government Agency Mortgage Obligations (103.4%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/54	2,000,000	2,049,061
6.00%, TBA, 1/1/54	76,400,000	77,617,648
5.50%, TBA, 1/1/54	29,000,000	29,142,750
5.00%, TBA, 1/1/54	17,000,000	16,829,992
4.50%, TBA, 1/1/54	26,000,000	25,224,051
4.00%, TBA, 1/1/54	30,000,000	28,392,174
3.50%, TBA, 1/1/54	45,000,000	41,308,596
3.50%, TBA, 1/1/39	2,000,000	1,926,095
3.00%, TBA, 1/1/54	33,000,000	29,210,155
3.00%, TBA, 1/1/39	4,000,000	3,773,125
2.50%, TBA, 1/1/54	79,000,000	67,285,785
2.50%, TBA, 1/1/39	9,000,000	8,297,578
2.00%, TBA, 1/1/54	103,000,000	84,220,195
2.00%, TBA, 1/1/39	18,000,000	16,131,375
1.50%, TBA, 1/1/39	11,000,000	9,579,569

		440,988,149

Total U.S. government and agency mortgage obligations (cost $542,300,899)		$559,794,671

U.S. TREASURY OBLIGATIONS (0.7%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.625%, 5/15/31(i)	$1,169,000	$1,005,188
0.625%, 8/15/30(i)	2,660,000	2,167,784

Total U.S. treasury obligations (cost $3,172,972)		$3,172,972

MORTGAGE-BACKED SECURITIES (82.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (31.1%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.487%, 10/25/53	$875,110	$887,202
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	463,680	24,859
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	7,205,637	1,555,224
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	4,565,010	900,950
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,974,262	983,208
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	1,082,470	68,428
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 3.929%, 7/25/43(WAC)	10,147	9,443
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.851%, 4/15/37	130,284	153,216
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.812%, 10/25/43(WAC)	5,409	4,473
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.501%, 3/15/35	1,139,173	1,180,153
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	10,571,921	1,975,921
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	3,181,760	435,394
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	219,206	6,668
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	18,495,991	3,139,227
REMICs Ser. 23-5349, Class IA, IO, 3.00%, 12/15/42	11,067,820	990,393
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.648%, 8/25/50	7,242,756	923,544
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.598%, 9/25/49	8,964,057	949,132
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.597%, 4/15/44	8,738,876	877,344
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.548%, 12/25/49	6,264,383	786,255
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	1,606	1,296
REMICs Ser. 3391, PO, zero %, 4/15/37	24,465	20,598
REMICs Ser. 3210, PO, zero %, 5/15/36	323	320
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	12,320	10,401
Federal National Mortgage Association
REMICs Trust FRB Ser. 04-W7, Class A2, 6.472%, 3/25/34(WAC)	2,349	2,364
REMICs FRB Ser. 03-W11, Class A1, 6.448%, 6/25/33(WAC)	231	232
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	4,292,559	723,502
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	3,758,988	615,835
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	3,748,178	307,150
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	4,115,630	593,556
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	10,345,393	1,997,638
REMICs FRB Ser. 03-W14, Class 2A, 4.49%, 1/25/43(WAC)	6,524	6,248
Trust FRB Ser. 03-W3, Class 1A4, 4.219%, 8/25/42(WAC)	15,051	14,127
Trust FRB Ser. 04-W2, Class 4A, 4.137%, 2/25/44(WAC)	3,303	3,187
REMICs Ser. 23-49, Class IC, IO, 4.00%, 11/25/49	986,711	166,271
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	1,066,343	39,474
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	21,603,136	4,035,466
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	7,710,137	1,074,118
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	29,130,721	5,312,856
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	7,304,594	1,145,601
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x US 30 Day Average SOFR) + 22.86%), 3.293%, 2/25/38	336,323	334,125
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	8,143,087	1,335,303
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	9,807,060	1,163,461
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	6,225,338	996,552
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.49%), 1.148%, 10/25/41	244,193	20,057
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.798%, 3/25/48	4,615,380	412,615
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.648%, 6/25/50	5,160,723	677,136
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.648%, 8/25/46	7,963,949	562,397
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.598%, 9/25/49	7,624,750	819,263
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.598%, 3/25/46	7,897,102	855,228
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.548%, 11/25/49	2,566,213	348,651
REMICs IFB Ser. 19-83, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 0.498%, 1/25/50	14,838,358	1,879,467
REMICs Ser. 01-79, Class BI, IO, 0.235%, 3/25/45(WAC)	662,017	1,457
REMICs Ser. 03-34, PO, zero %, 4/25/43	34,928	29,895
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	82,412	67,522
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	2,726	2,202
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	780	630
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.488%, 4/20/51(WAC)	1,079,957	1,079,950
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	2,814,123	467,335
Ser. 20-167, Class IT, IO, 5.00%, 9/20/47	5,167,432	1,031,698
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	3,577,627	725,865
Ser. 14-76, IO, 5.00%, 5/20/44	2,026,019	403,914
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	2,529,883	332,146
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	5,815,013	1,101,654
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	972,339	199,905
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	4,759,466	989,065
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,833,181	584,230
Ser. 18-1, IO, 4.50%, 1/20/48	4,049,452	794,230
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	3,415,617	623,378
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	4,468,529	838,877
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,083,071	499,416
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	4,842,580	905,514
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,204,430	224,516
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	3,189,447	590,772
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	3,145,232	580,626
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	600,318	99,815
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	1,925,846	110,977
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,036,910	160,355
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	2,847,876	488,174
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	5,440,334	948,033
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	4,413,998	404,253
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	15,460,680	2,223,782
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	11,171,601	1,925,789
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	1,788,661	227,665
Ser. 12-136, IO, 3.50%, 11/20/42	5,309,814	760,651
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	590,752	23,189
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,131,982	64,146
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	7,790,199	1,127,476
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	5,173,028	1,030,449
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	8,233,630	1,294,872
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	11,059,500	1,700,951
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	1,374,809	62,838
IFB Ser. 23-140, Class JS, IO, ((-2.488 x US 30 Day Average SOFR) + 16.05%), 2.768%, 9/20/53	1,260,804	1,195,450
Ser. 16-H13, Class IK, IO, 2.671%, 6/20/66(WAC)	10,328,075	842,609
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	12,225,620	1,642,798
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	27,488,724	3,854,367
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	8,004,996	1,069,121
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	17,537,265	2,257,467
Ser. 16-H04, Class HI, IO, 2.345%, 7/20/65(WAC)	5,415,465	138,094
Ser. 16-H07, Class PI, IO, 2.276%, 3/20/66(WAC)	18,037,532	1,134,804
Ser. 16-H24, IO, 2.16%, 9/20/66(WAC)	12,613,503	947,804
IFB Ser. 23-66, Class PS, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.031%, 5/20/53	2,793,360	2,777,843
Ser. 15-H23, Class TI, IO, 1.917%, 9/20/65(WAC)	11,504,140	475,121
Ser. 15-H23, Class DI, IO, 1.891%, 9/20/65(WAC)	3,620,063	160,369
Ser. 17-H23, Class BI, IO, 1.862%, 11/20/67(WAC)	7,572,777	351,377
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.662%, 2/20/53	22,745,761	1,437,250
Ser. 14-H25, Class BI, IO, 1.65%, 12/20/64(WAC)	10,460,013	271,113
IFB Ser. 23-7, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 1.562%, 1/20/53	55,212,499	3,076,827
IFB Ser. 23-84, Class UA, ((-2 x US 30 Day Average SOFR) + 12.00%), 1.325%, 6/20/53	1,626,657	1,467,927
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.228%, 12/20/43	2,717,167	310,246
IFB Ser. 23-136, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 6.50%), 1.162%, 9/20/53	45,238,845	2,122,955
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.128%, 4/20/38	3,939,841	457,933
Ser. 17-H14, Class LI, IO, 1.014%, 6/20/67(WAC)	5,938,041	274,988
FRB Ser. 16-H19, Class AI, IO, 0.878%, 9/20/66(WAC)	18,831,058	770,473
Ser. 17-H25, IO, 0.846%, 11/20/67(WAC)	8,746,028	289,196
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.828%, 6/20/51	9,355,954	1,215,151
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.828%, 5/20/51	13,225,074	1,642,735
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.828%, 9/20/50	9,269,653	1,193,357
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.828%, 8/20/50	5,071,621	673,866
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 0.822%, 4/20/53	40,171,434	2,939,231
Ser. 16-H23, Class NI, IO, 0.769%, 10/20/66(WAC)	19,677,364	840,223
IFB Ser. 13-87, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.728%, 6/20/43	6,691,672	681,374
Ser. 16-H24, Class JI, IO, 0.717%, 11/20/66(WAC)	5,809,897	286,682
IFB Ser. 19-56, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.678%, 5/20/49	4,473,999	438,972
IFB Ser. 10-20, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.678%, 2/20/40	422,539	42,748
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.677%, 9/16/43	5,334,439	555,088
IFB Ser. 23-181, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.662%, 11/20/53	45,061,204	2,497,968
IFB Ser. 23-103, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.662%, 7/20/53	18,916,015	1,339,210
IFB Ser. 16-80, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.628%, 6/20/46	6,419,427	714,216
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.578%, 10/20/49	7,950,060	1,057,476
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.578%, 9/20/49	5,700,332	607,558
Ser. 15-H20, Class CI, IO, 0.536%, 8/20/65(WAC)	17,167,891	915,049
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.528%, 10/20/49	7,823,405	1,020,798
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.528%, 5/20/44	10,698,021	989,995
FRB Ser. 15-H16, Class XI, IO, 0.514%, 7/20/65(WAC)	7,220,379	376,904
Ser. 15-H14, Class AI, IO, 0.467%, 6/20/65(WAC)	37,617,107	1,424,165
Ser. 16-H18, Class QI, IO, 0.454%, 6/20/66(WAC)	10,530,424	534,208
Ser. 15-H22, Class AI, IO, 0.432%, 9/20/65(WAC)	17,867,218	882,641
Ser. 17-H20, Class AI, IO, 0.379%, 10/20/67(WAC)	18,864,873	756,198
IFB Ser. 23-40, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.65%), 0.312%, 3/20/53	35,317,149	1,365,923
IFB Ser. 23-43, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.262%, 3/20/53	47,581,380	1,547,280
IFB Ser. 22-209, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.262%, 12/20/52	32,434,612	1,933,158
Ser. 17-H08, Class GI, IO, 0.229%, 2/20/67(WAC)	8,678,279	744,328
Ser. 18-H01, Class XI, IO, 0.221%, 1/20/68(WAC)	11,488,714	753,859
Ser. 17-H03, Class KI, IO, 0.19%, 1/20/67(WAC)	14,071,707	1,170,766
Ser. 14-H21, Class AI, IO, 0.157%, 10/20/64(WAC)	13,256,827	414,859
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.128%, 8/20/44	3,037,301	268,922
Ser. 17-H25, Class CI, IO, 0.112%, 12/20/67(WAC)	12,882,664	766,446
Ser. 16-H27, Class GI, IO, 0.104%, 12/20/66(WAC)	15,778,160	777,232
Ser. 18-H02, Class IM, IO, 0.091%, 2/20/68(WAC)	8,575,813	518,691
Ser. 15-H13, Class AI, IO, 0.087%, 6/20/65(WAC)	10,831,987	465,332
Ser. 15-H10, Class HI, IO, 0.076%, 4/20/65(WAC)	14,516,492	611,144
Ser. 17-H06, Class MI, IO, 0.065%, 2/20/67(WAC)	14,185,174	548,002
Ser. 17-H04, Class BI, IO, 0.038%, 2/20/67(WAC)	9,500,964	406,940
Ser. 16-H03, Class AI, IO, 0.035%, 1/20/66(WAC)	9,488,932	345,380
Ser. 16-H06, Class DI, IO, 0.032%, 7/20/65(WAC)	10,773,414	272,891
Ser. 15-H04, Class AI, IO, 0.029%, 12/20/64(WAC)	11,576,180	357,557
Ser. 17-H10, Class MI, IO, 0.02%, 4/20/67(WAC)	10,132,668	341,471
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67(WAC)	8,696,909	333,092
Ser. 17-H09, IO, 0.014%, 4/20/67(WAC)	9,102,001	278,303
Ser. 18-H19, Class JI, IO, 0.009%, 10/20/68(WAC)	12,563,326	408,766
Ser. 18-H04, Class JI, IO, zero %, 3/20/68(WAC)	11,555,269	528,076
Ser. 16-H10, Class AI, IO, zero %, 4/20/66(WAC)	19,944,991	404,046

		132,568,150
Commercial mortgage-backed securities (28.9%)
AREIT CRE Trust 144A FRB Ser. 20-CRE4, Class D, 8.663%, 4/15/37	821,000	763,530
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	839,000	487,694
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	2,034,000	1,219,206
FRB Ser. 19-C5, Class F, 2.601%, 11/15/52(WAC)	1,001,000	529,027
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	425,000	453,897
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.177%, 1/15/51(WAC)	1,099,000	815,966
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.022%, 4/10/51(WAC)	3,362,000	1,951,226
Ser. 19-B11, Class D, 3.00%, 5/15/52	2,608,000	1,675,765
Ser. 18-B1, Class E, 3.00%, 1/15/51(WAC)	1,840,000	1,024,935
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,579,000	864,029
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	2,305,000	1,446,021
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.538%, 2/10/50(WAC)	1,638,000	706,331
Ser. 17-CD3, Class B, 3.984%, 2/10/50(WAC)	826,000	548,039
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	2,287,000	922,091
Ser. 19-CD8, Class D, 3.00%, 8/15/57	1,450,000	774,494
Citigroup Commercial Mortgage Trust FRB Ser. 15-GC27, Class C, 4.419%, 2/10/48(WAC)	1,731,000	1,560,065
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 4.942%, 9/10/45(WAC)	1,239,489	1,084,553
FRB Ser. 15-GC27, Class D, 4.419%, 2/10/48(WAC)	1,018,000	863,913
Ser. 15-P1, Class D, 3.225%, 9/15/48	2,419,000	1,814,489
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,664,000	1,114,943
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.991%, 11/10/46(WAC)	1,191,000	1,091,046
FRB Ser. 14-CR16, Class C, 4.913%, 4/10/47(WAC)	1,741,904	1,450,879
FRB Ser. 14-UBS3, Class C, 4.735%, 6/10/47(WAC)	409,000	292,951
FRB Ser. 14-UBS4, Class C, 4.641%, 8/10/47(WAC)	790,060	557,554
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,570,000	1,288,153
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	1,285,000	1,121,330
FRB Ser. 15-CR26, Class D, 3.465%, 10/10/48(WAC)	1,696,375	1,112,538
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.391%, 8/10/46(WAC)	2,546,000	1,922,230
FRB Ser. 13-CR13, Class D, 4.991%, 11/10/46(WAC)	1,906,000	1,269,504
FRB Ser. 14-CR17, Class D, 4.796%, 5/10/47(WAC)	3,623,000	3,118,243
FRB Ser. 14-UBS4, Class D, 4.703%, 8/10/47(WAC)	757,000	424,115
FRB Ser. 14-CR19, Class D, 4.629%, 8/10/47(WAC)	1,317,000	1,210,077
FRB Ser. 13-CR7, Class D, 4.243%, 3/10/46(WAC)	823,757	713,318
FRB Ser. 15-LC19, Class E, 4.213%, 2/10/48(WAC)	1,786,000	1,237,336
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,219,000	1,297,372
Ser. 13-LC6, Class E, 3.50%, 1/10/46	701,000	546,244
Ser. 17-COR2, Class D, 3.00%, 9/10/50	1,765,000	1,147,250
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,240,000	1,066,375
FRB Ser. 18-COR3, Class D, 2.809%, 5/10/51(WAC)	936,000	494,184
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.351%, 8/15/48(WAC)	922,000	691,891
FRB Ser. 15-C2, Class C, 4.175%, 6/15/57(WAC)	1,876,000	1,554,588
FRB Ser. 15-C2, Class D, 4.175%, 6/15/57(WAC)	2,410,000	1,567,394
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.902%, 11/15/51(WAC)	1,300,000	876,254
Ser. 19-C17, Class D, 2.50%, 9/15/52	1,828,000	936,781
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.358%, 8/10/44(WAC)	2,816,928	2,413,032
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.337%, 11/25/51	2,289,000	2,120,802
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46(WAC)	2,209,000	1,974,347
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.056%, 1/10/47(WAC)	1,302,000	1,192,049
FRB Ser. 14-GC22, Class C, 4.685%, 6/10/47(WAC)	654,000	409,407
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.359%, 8/10/43(WAC)	742,000	586,937
FRB Ser. 14-GC24, Class D, 4.518%, 9/10/47(WAC)	3,256,000	1,442,212
Ser. 17-GS5, Class D, 3.509%, 3/10/50(WAC)	1,021,000	447,162
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.559%, 9/15/47(WAC)	1,124,000	858,525
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C19, Class C19, 4.671%, 4/15/47(WAC)	732,000	689,892
FRB Ser. C14, Class D, 4.15%, 8/15/46(WAC)	2,305,000	1,434,390
FRB Ser. 13-C12, Class E, 3.958%, 7/15/45(WAC)	1,235,000	795,340
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.453%, 9/15/50(WAC)	1,453,000	1,032,675
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.764%, 6/15/51(WAC)	835,000	665,839
Ser. 18-C8, Class B, 4.522%, 6/15/51	636,000	540,554
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	1,858,000	1,153,325
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.327%, 6/15/49(WAC)	2,330,000	1,481,111
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	1,569,107	1,506,760
FRB Ser. 13-LC11, Class D, 4.161%, 4/15/46(WAC)	933,000	337,181
FRB Ser. 13-C10, Class C, 4.073%, 12/15/47(WAC)	1,083,857	984,207
Ser. 13-LC11, Class B, 3.499%, 4/15/46	725,000	619,875
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.526%, 2/15/46(WAC)	2,164,000	1,470,329
FRB Ser. 11-C3, Class E, 5.526%, 2/15/46(WAC)	1,629,000	618,667
FRB Ser. 13-C16, Class D, 4.854%, 12/15/46(WAC)	1,295,000	990,551
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.517%, 10/15/48(WAC)	1,824,000	1,535,007
FRB Ser. 14-C16, Class B, 4.352%, 6/15/47(WAC)	1,695,000	1,543,976
FRB Ser. 15-C22, Class C, 4.20%, 4/15/48(WAC)	1,616,000	1,451,129
FRB Ser. 17-C34, Class C, 4.174%, 11/15/52(WAC)	751,000	619,141
FRB Ser. 13-C9, Class C, 3.73%, 5/15/46(WAC)	946,000	688,903
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 7.432%, 10/15/46(WAC)	479,000	393,012
FRB Ser. 13-C12, Class E, 7.432%, 10/15/46(WAC)	2,040,618	1,632,185
FRB Ser. 14-C17, Class D, 4.654%, 8/15/47(WAC)	726,000	651,248
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,288,000	448,095
FRB Ser. 12-C6, Class E, 4.425%, 11/15/45(WAC)	1,677,000	1,066,761
FRB Ser. 15-C24, Class E, 4.323%, 5/15/48(WAC)	1,780,000	1,295,128
FRB Ser. 15-C23, Class D, 4.138%, 7/15/50(WAC)	1,524,000	1,319,038
FRB Ser. 13-C10, Class F, 3.997%, 7/15/46(WAC)	2,316,000	111,285
FRB Ser. 13-C9, Class D, 3.818%, 5/15/46(WAC)	1,122,000	813,840
Ser. 14-C19, Class D, 3.25%, 12/15/47	1,810,000	1,561,156
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	1,938,000	1,398,848
FRB Ser. 11-C3, Class E, 4.944%, 7/15/49(WAC)	2,674,215	2,492,772
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.702%, 10/25/49	5,762,486	5,603,754
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 6.476%, 8/9/37 (Cayman Islands)	422,140	415,930
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.823%, 6/25/37	1,012,120	1,011,415
UBS Commercial Mortgage Trust
FRB Ser. 18-C11, Class C, 4.882%, 6/15/51(WAC)	1,439,000	1,062,510
FRB Ser. 17-C3, Class C, 4.387%, 8/15/50(WAC)	2,426,000	2,012,088
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	1,132,786	874,251
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	2,564,000	1,664,011
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.573%, 6/16/36	854,599	846,118
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.977%, 1/15/59(WAC)	1,174,000	651,118
FRB Ser. 18-C46, Class C, 4.97%, 8/15/51(WAC)	823,000	651,619
FRB Ser. 15-C31, Class C, 4.594%, 11/15/48(WAC)	1,373,000	1,110,993
FRB Ser. 15-SG1, Class B, 4.452%, 9/15/48(WAC)	1,361,000	1,221,508
FRB Ser. 15-C29, Class D, 4.218%, 6/15/48(WAC)	1,407,000	1,252,686
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	418,000	343,853
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,554,000	1,044,367
Ser. 16-BNK1, Class C, 3.071%, 8/15/49(WAC)	790,000	412,653
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.594%, 11/15/48(WAC)	1,550,000	896,016
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58(WAC)	522,500	401,996
Ser. 17-RB1, Class D, 3.401%, 3/15/50	1,983,000	962,988
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,822,000	1,360,065
Ser. 20-C55, Class D, 2.50%, 2/15/53	1,820,000	990,519
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47(WAC)	540,000	536,143
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	1,815,000	1,415,125
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.979%, 6/15/44(WAC)	1,659,568	1,220,393
FRB Ser. 12-C9, Class D, 4.719%, 11/15/45(WAC)	436,736	424,938
FRB Ser. 12-C9, Class E, 4.719%, 11/15/45(WAC)	1,003,000	928,877
FRB Ser. 13-C11, Class D, 4.054%, 3/15/45(WAC)	2,016,000	1,494,954

		123,205,402
Residential mortgage-backed securities (non-agency) (22.2%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	2,009,580	2,026,011
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	2,113,607	2,107,156
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.66%, 5/25/47	5,087,615	2,756,664
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	750,000	645,342
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	2,923,013	2,774,033
Bear Stearns Alt-A Trust
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.97%, 1/25/36	198,135	181,174
FRB Ser. 05-8, Class 21A1, 4.795%, 10/25/35(WAC)	340,408	279,578
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 5.95%, 6/25/36	2,867,567	2,707,937
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	3,013,340	3,077,678
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.652%, 2/20/47	1,824,636	1,396,948
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (CME Term SOFR 1 Month + 0.29%), 5.65%, 6/25/47	3,635,740	3,410,155
CSMC Trust 144A FRB Ser. 20-RPL2, Class A12, 3.529%, 2/25/60(WAC)	1,831,953	1,942,036
Deutsche Alt-B Securities Mortgage Loan Trust Ser. 06-AB4, Class A4B, 6.50%, 10/25/36	2,057,897	1,720,938
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.802%, 4/25/28	328,842	360,146
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.252%, 3/25/28	2,713,527	2,801,852
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.452%, 12/25/28	2,238,980	2,381,094
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 16.702%, 4/25/49	637,000	778,559
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.452%, 10/25/48	2,108,000	2,600,277
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.202%, 1/25/49	4,520,000	5,683,785
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.952%, 3/25/49	282,000	332,652
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.452%, 8/25/50	2,647,000	3,417,113
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.452%, 7/25/50	916,000	1,162,461
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class B2, (US 30 Day Average SOFR + 9.75%), 15.087%, 4/25/42	350,000	389,303
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.802%, 1/25/48	1,931,000	2,207,374
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.052%, 3/25/50	1,000,000	1,108,199
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (US 30 Day Average SOFR + 6.36%), 11.702%, 10/25/49	1,070,000	1,142,791
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (US 30 Day Average SOFR + 5.86%), 11.202%, 7/25/50	1,751,383	1,933,444
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.702%, 9/25/50	731,937	795,440
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 10.243%, 9/25/47	371,000	371,928
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.137%, 10/25/50	3,100,000	3,473,938
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 10.087%, 1/25/51	1,330,000	1,330,000
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (US 30 Day Average SOFR + 4.21%), 9.552%, 3/25/50	3,276,000	3,562,849
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA6, Class M2, (US 30 Day Average SOFR + 2.00%), 7.337%, 12/25/50	1,633,581	1,655,907
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	1,129,000	1,010,022
Seasoned Credit Risk Transfer Trust Ser. 19-1, Class M, 4.75%, 7/25/58(WAC)	1,400,000	1,291,465
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	876,000	794,588
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,085,000	1,824,906
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.202%, 10/25/28	466,935	549,379
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.202%, 10/25/28	2,821,352	3,275,122
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.702%, 1/25/29	780,835	887,161
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.702%, 4/25/29	505,139	573,148
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (US 30 Day Average SOFR + 6.86%), 12.202%, 2/25/40	3,455,000	3,626,528
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (US 30 Day Average SOFR + 4.46%), 9.802%, 7/25/31	3,187,000	3,410,090
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.552%, 9/25/31	913,324	965,641
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.102%, 2/25/40	1,887,000	1,983,113
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 8.702%, 1/25/40	347,000	352,352
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 8.452%, 1/25/40	311,000	312,204
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.337%, 1/25/42	3,048,000	3,090,983
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.902%, 7/25/31	4,869	4,888
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 7.337%, 11/25/41	400,000	396,623
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.99%, 5/19/35	951,073	299,292
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 9.487%, 1/25/34 (Bermuda)	1,000,000	956,801
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 5.79%, 11/25/36	1,175,286	980,474
LHOME Mortgage Trust 144A
Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	641,000	645,227
Ser. 23-RTL4, Class A1, 7.628%, 11/25/28	781,000	786,044
Ser. 21-RTL1, Class A1, 3.09%, 2/25/26(WAC)	18,952	18,880
MFA Trust 144A Ser. 23-NQM3, Class A1, 6.617%, 7/25/68	513,455	518,975
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (CME Term SOFR 1 Month + 1.04%), 6.40%, 11/25/34	126,058	120,539
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (US 30 Day Average SOFR + 4.46%), 9.802%, 7/25/29 (Bermuda)	695,000	694,801
FRB Ser. 19-1A, Class B1A, (US 30 Day Average SOFR + 3.61%), 8.952%, 7/25/29 (Bermuda)	574,000	571,158
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.59%, 8/25/36	220,283	184,695
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	862,000	779,053
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (CME Term SOFR 1 Month + 1.03%), 6.39%, 7/25/45	533,550	472,615
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (CME Term SOFR 1 Month + 0.57%), 5.93%, 4/25/37	567,885	547,437

		94,438,966

Total mortgage-backed securities (cost $378,037,456)		$350,212,518

ASSET-BACKED SECURITIES (1.4%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class F, (CME Term SOFR 1 Month + 5.26%), 10.62%, 10/22/24	$425,000	$422,413
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.72%, 10/22/24	1,286,000	1,272,970
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.47%, 10/22/24	1,410,000	1,390,426
FRB Ser. 21-3, Class A, (CME Term SOFR 1 Month + 0.96%), 6.32%, 10/22/24	510,000	506,111
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class D, (CME Term SOFR 1 Month + 1.51%), 6.87%, 5/25/24	1,061,667	1,060,281
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.306%, 6/29/24	1,375,000	1,374,516

Total asset-backed securities (cost $5,970,143)		$6,026,717

SHORT-TERM INVESTMENTS (9.5%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.53%(AFF)	Shares	21,813,840	$21,813,840
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%(P)	Shares	16,481,000	16,481,000
U.S. Treasury Bills 5.381%, 3/21/24(SEG)(SEGSF)		$2,200,000	2,174,935

Total short-term investments (cost $40,469,357)			$40,469,775
TOTAL INVESTMENTS

Total investments (cost $969,950,827)			$959,676,653

FUTURES CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	543	$111,811,336	$111,811,336	Mar-24	$(1,156,659)

Unrealized appreciation					—

Unrealized (depreciation)					(1,156,659)

Total					$(1,156,659)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.52/US SOFR/Dec-57 (Purchased)	Dec-27/2.52	$66,158,400	$(2,745,574)	$1,555,385
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63	64,065,500	797,615	581,074
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63	64,065,500	797,615	344,672
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838	57,860,800	(423,202)	(387,089)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	41,942,300	(2,147,446)	(739,023)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	41,942,300	(2,050,978)	949,993
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625	30,797,700	2,125,041	7,699
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625	30,797,700	2,125,041	554,359
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03	19,485,700	740,457	(117,499)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03	19,485,700	740,457	123,734
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	13,654,800	(873,224)	(321,980)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	13,654,800	(873,224)	12,426
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	12,942,000	(4,179,735)	291,583
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	12,942,000	(281,122)	(83,605)
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	2,526,100	(387,441)	(272,364)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	2,526,100	(387,441)	421,227
Barclays Bank PLC
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	12,539,500	(675,879)	(127,652)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	12,539,500	(2,658,374)	222,451
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10	9,419,100	(398,522)	123,955
Citibank, N.A.
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34	14,080,100	(1,175,688)	(186,139)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34	14,080,100	(3,291,364)	204,302
(3.233)/US SOFR/Mar-34 (Written)	Mar-24/3.233	13,720,500	128,630	(23,599)
3.518/US SOFR/Mar-34 (Purchased)	Mar-24/3.518	13,720,500	(257,831)	49,394
3.803/US SOFR/Mar-34 (Written)	Mar-24/3.803	13,720,500	126,343	37,594
Deutsche Bank AG
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98	48,081,250	3,188,797	(265,889)
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98	48,081,250	3,188,797	578,417
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19	5,530,300	385,185	76,484
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19	5,530,300	385,185	(28,647)
JPMorgan Chase Bank N.A.
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925	13,402,000	1,125,768	(114,855)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925	13,402,000	1,125,768	231,855
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475	9,356,900	627,848	(11,603)
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475	9,356,900	627,848	(14,035)
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525	5,166,700	409,461	(32,912)
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525	5,166,700	409,461	92,122
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	2,820,300	(373,938)	28,090
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	2,820,300	(93,916)	(13,396)

Unrealized appreciation				6,486,816

Unrealized (depreciation)				(2,740,287)

Total				$3,746,529

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$50,000,000	$594,500	$1,162,857	9/21/27	3.30% — Annually	US SOFR — Annually	$2,048,611
370,000,000	4,358,600	2,201,886	9/21/24	3.40% — Annually	US SOFR — Annually	8,612,413

Upfront premium received		3,364,743		Unrealized appreciation		10,661,024

Upfront premium (paid)		—		Unrealized (depreciation)		—

	Total	$3,364,743			Total	$10,661,024

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$215,925,000	$2,368,697	(E)	$2,102,245	3/20/26	4.40% — Annually	US SOFR — Annually	$(266,452)
		184,526,000	5,629,888	(E)	5,316,011	3/20/29	4.10% — Annually	US SOFR — Annually	(313,877)
		12,069,000	386,932	(E)	366,875	3/20/34	3.80% — Annually	US SOFR — Annually	(20,057)
		8,264,000	339,155	(E)	(370,847)	3/20/54	US SOFR — Annually	3.50% — Annually	(31,693)
		21,441,000	1,078,911	(E)	1,161,162	3/20/54	3.55% — Annually	US SOFR — Annually	82,251
		13,428,000	275,005		(177)	12/15/33	3.712% — Annually	US SOFR — Annually	(264,980)

	Total				$8,575,269				$(814,808)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	BB-/P	$1,664,481	$3,893,000	$1,494,133	12/16/72	500 bp — Monthly	$174,132
	CMBX NA BB.6 Index	B+/P	254,204	870,709	255,727	5/11/63	500 bp — Monthly	(676)
	CMBX NA BB.9 Index	B/P	1,493,765	3,551,000	1,355,417	9/17/58	500 bp — Monthly	141,801
	CMBX NA BBB-.11 Index	BBB-/P	33,810	161,000	26,678	11/18/54	300 bp — Monthly	7,226
	CMBX NA BBB-.13 Index	BBB-/P	89,903	314,000	75,800	12/16/72	300 bp — Monthly	14,287
	CMBX NA BBB-.15 Index	BBB-/P	12,883	56,000	10,321	11/18/64	300 bp — Monthly	2,595
	CMBX NA BBB-.16 Index	BBB-/P	209,811	923,000	167,432	4/17/65	300 bp — Monthly	42,918
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	36,784	223,447	79,614	1/17/47	500 bp — Monthly	(42,580)
	Goldman Sachs International
	CMBX NA A.7 Index	A-/P	61,529	511,621	60,832	1/17/47	200 bp — Monthly	928
	CMBX NA BB.14 Index	BB-/P	92,164	592,000	218,862	12/16/72	500 bp — Monthly	(126,123)
	CMBX NA BB.6 Index	B+/P	94,439	323,985	95,154	5/11/63	500 bp — Monthly	(400)
	CMBX NA BB.7 Index	B-/P	234,836	667,903	237,974	1/17/47	500 bp — Monthly	(2,486)
	CMBX NA BBB-.11 Index	BBB-/P	186	1,000	166	11/18/54	300 bp — Monthly	21
	CMBX NA BBB-.13 Index	BBB-/P	21,033	79,000	19,071	12/16/72	300 bp — Monthly	2,009
	CMBX NA BBB-.16 Index	BBB-/P	130,399	635,000	115,189	4/17/65	300 bp — Monthly	15,581
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	28,886	360,000	153,756	5/11/63	500 bp — Monthly	(124,520)
	CMBX NA BB.7 Index	B-/P	16,440	39,002	13,896	1/17/47	500 bp — Monthly	2,587
	CMBX NA BB.7 Index	B-/P	158,648	263,261	93,800	1/17/47	500 bp — Monthly	65,143
	CMBX NA BBB-.8 Index	BB-/P	103,543	664,000	99,866	10/17/57	300 bp — Monthly	4,064
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	132,031	1,013,000	97,653	12/16/72	200 bp — Monthly	34,772
	CMBX NA A.13 Index	A-/P	134,846	1,013,000	97,653	12/16/72	200 bp — Monthly	37,586
	CMBX NA BB.6 Index	B+/P	186,736	994,585	292,110	5/11/63	500 bp — Monthly	(104,405)
	CMBX NA BB.7 Index	B-/P	20,331	136,506	48,637	1/17/47	500 bp — Monthly	(28,153)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	807,314	1,790,000	687,002	12/16/72	500 bp — Monthly	122,053
	CMBX NA BB.7 Index	B-/P	132,135	355,077	126,514	1/17/47	500 bp — Monthly	6,019
	CMBX NA BBB-.13 Index	BBB-/P	228,069	717,000	173,084	12/16/72	300 bp — Monthly	55,403
	CMBX NA BBB-.16 Index	BBB-/P	15,685	69,000	12,517	4/17/65	300 bp — Monthly	3,208
	CMBX NA BBB-.7 Index	BB/P	18,198	81,999	15,580	1/17/47	300 bp — Monthly	2,682
	CMBX NA BBB-.9 Index	BB/P	47,282	487,000	85,128	9/17/58	300 bp — Monthly	(37,561)

Upfront premium received			6,460,371		Unrealized appreciation			735,015

Upfront premium (paid)			—		Unrealized (depreciation)			(466,904)

	Total		$6,460,371				Total	$268,111
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(116,945)	$252,000	$107,629	11/17/59	(500 bp) — Monthly	$(9,561)
	CMBX NA BB.7 Index	(615,904)	1,685,195	600,435	1/17/47	(500 bp) — Monthly	(17,357)
	CMBX NA BB.8 Index	(28,145)	62,816	25,717	10/17/57	(500 bp) — Monthly	(2,489)
	CMBX NA BBB-.10 Index	(707,526)	2,354,000	564,489	11/17/59	(300 bp) — Monthly	(144,410)
	CMBX NA BBB-.12 Index	(1,312,534)	4,625,000	1,083,175	8/17/61	(300 bp) — Monthly	(234,775)
	CMBX NA BBB-.8 Index	(754,155)	3,904,000	587,162	10/17/57	(300 bp) — Monthly	(169,271)
	CMBX NA BBB-.9 Index	(251,259)	1,062,000	185,638	9/17/58	(300 bp) — Monthly	(66,241)
	Credit Suisse International
	CMBX NA BB.10 Index	(46,565)	349,000	149,058	11/17/59	(500 bp) — Monthly	102,154
	CMBX NA BB.10 Index	(41,383)	348,000	148,631	11/17/59	(500 bp) — Monthly	106,909
	CMBX NA BB.10 Index	(22,747)	183,000	78,159	11/17/59	(500 bp) — Monthly	55,235
	Goldman Sachs International
	CMBX NA BB.8 Index	(53,080)	125,632	51,434	10/17/57	(500 bp) — Monthly	(1,768)
	CMBX NA BB.9 Index	(1,409,598)	3,523,000	1,344,729	9/17/58	(500 bp) — Monthly	(68,294)
	CMBX NA BBB-.12 Index	(316,200)	1,199,000	280,806	8/17/61	(300 bp) — Monthly	(36,094)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(111,197)	128,641	37,782	5/11/63	(500 bp) — Monthly	(73,540)
	Merrill Lynch International
	CMBX NA BB.10 Index	(9,047)	159,000	67,909	11/17/59	(500 bp) — Monthly	58,707
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(307,047)	647,000	276,334	11/17/59	(500 bp) — Monthly	(31,343)
	CMBX NA BB.8 Index	(950,911)	2,092,264	856,573	10/17/57	(500 bp) — Monthly	(96,372)
	CMBX NA BB.9 Index	(11,859)	28,000	10,688	9/17/58	(500 bp) — Monthly	(1,198)
	CMBX NA BBB-.10 Index	(579,466)	1,792,000	429,722	11/17/59	(300 bp) — Monthly	(150,789)
	CMBX NA BBB-.11 Index	(39,515)	162,000	26,843	11/18/54	(300 bp) — Monthly	(12,766)
	CMBX NA BBB-.12 Index	(268,151)	843,000	197,431	8/17/61	(300 bp) — Monthly	(71,212)
	CMBX NA BBB-.8 Index	(262,257)	1,274,000	191,610	10/17/57	(300 bp) — Monthly	(71,390)

Upfront premium received		—			Unrealized appreciation		323,005

Upfront premium (paid)		(8,215,491)			Unrealized (depreciation)		(1,258,870)

	Total	$(8,215,491)				Total	$(935,865)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through December 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $426,286,713.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/23
Short-term investments
	Putnam Short Term Investment Fund Class P*	$34,720,456	$84,402,106	$97,308,722	$339,981	$21,813,840

	Total Short-term investments	$34,720,456	$84,402,106	$97,308,722	$339,981	$21,813,840
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $914,703.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,180,421.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $12,948,651 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,023,186 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,180,421 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$6,026,717	$—
Mortgage-backed securities	—	350,212,518	—
U.S. government and agency mortgage obligations	—	559,794,671	—
U.S. treasury obligations	—	3,172,972	—
Short-term investments	16,481,000	23,988,775	—

Totals by level	$16,481,000	$943,195,653	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(1,156,659)	$—	$—
Forward premium swap option contracts	—	3,746,529	—
Interest rate swap contracts	—	(2,093,796)	—
Credit default contracts	—	1,087,366	—

Totals by level	$(1,156,659)	$2,740,099	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$440,500,000
Written swap option contracts (contract amount)	$537,900,000
Futures contracts (number of contracts)	600
OTC interest rate swap contracts (notional)	$420,000,000
Centrally cleared interest rate swap contracts (notional)	$573,900,000
OTC credit default contracts (notional)	$50,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com